Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2019	September 30, 2020
Cash on hand	$1,723	$1,723
Deposits in banks	22,201,308	12,058,562

	$22,203,031	$12,060,285